Summary of Significant Accounting Policies (Details) - Summary of cash and restricted cash - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Cash	$ 178,093	$ 475,870	$ 1,098,573
Restricted cash	$ 0	41,665,974	0
Total cash and restricted cash		$ 42,141,844	$ 1,098,573